UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: __
  This Amendment (Check only one.):   [  ] is a restatement.
                                      [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Kynikos Associates LP
Address:   20 West 55th Street, 8th Floor
           New York, NY 10019

Form 13F File Number: 28-14443

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian F. Nichols
Title:     Chief Financial Officer
Phone:     (212) 649-0200


Signature, Place, and Date of Signing:

/s/  Brian F. Nichols            New York, New York          May 15, 2013
---------------------            ------------------          ------------
     [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                               ----------

Form 13F Information Table Entry Total:            20
                                               ----------

Form 13F Information Table Value Total:         $260,328
                                               ----------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
                           --------------------------


             Column 1              Column 2       Column 3  Column 4      Column 5       Column 6   Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                   TITLE OF                   VALUE   SHRS OR SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
          NAME OF ISSUER            CLASS           CUSIP   (X$1000)  PRN AMT PRN CALL  DISCRETION  MANAGER   SOLE    SHARED   NONE
AMAZON COM INC                       COM          023135106    8,821   33,100 SH        SOLE                  33,100
APPLE INC                            COM          037833100   12,881   29,100 SH        SOLE                  29,100
CNH GLOBAL N V                     SHS NEW        N20935206   11,342  274,500 SH        SOLE                 274,500
CITIGROUP INC                      COM NEW        172967424   14,697  332,200 SH        SOLE                 332,200
DEERE & CO                           COM          244199105   14,071  163,650 SH        SOLE                 163,650
EOG RES INC                          COM          26875P101   11,987   93,600 SH        SOLE                  93,600
ISHARES TR                     FTSE CHINA25 IDX   464287184   17,302  468,500 SH        SOLE                 468,500
ISHARES TR                      MSCI EMERG MKT    464287234   11,154  260,800 SH        SOLE                 260,800
JPMORGAN CHASE & CO                  COM          46625H100   12,079  254,500 SH        SOLE                 254,500
KKR & CO L P DEL                  COM UNITS       48248M102   16,016  829,000 SH        SOLE                 829,000
MASTERCARD INC                       CL A         57636Q104   10,390   19,200 SH        SOLE                  19,200
MCDONALDS CORP                       COM          580135101   12,072  121,100 SH        SOLE                 121,100
SANDISK CORP                         COM          80004C101   17,238  313,650 SH        SOLE                 313,650
SPDR S&P 500 ETF TR                TR UNIT        78462F103   11,327   72,300 SH        SOLE                  72,300
SPDR S&P MIDCAP 400 ETF TR      UTSER1 S&PDCRP    78467Y107   11,681   55,700 SH        SOLE                  55,700
STARBUCKS CORP                       COM          855244109   14,027  246,300 SH        SOLE                 246,300
UNITED STATES NATL GAS FUND    UNIT PAR $0.001    912318201   16,813  768,400 SH        SOLE                 768,400
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF    922042874   14,906  303,400 SH        SOLE                 303,400
VMWARE INC                         CL A COM       928563402   11,130  141,100 SH        SOLE                 141,100
VISA INC                           COM CL A       92826C839   10,394   61,200 SH        SOLE                  61,200